Segment information	12 Months Ended
Jun. 30, 2022
6. Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services: (i) agricultural business and (ii) urban properties and investment business.

After the merger of IRSA with IRSA CP, the urban properties and investment business structure is made up of the following five segments:

-Shopping Malls

-Offices

-Hotels

-Sales and development

-Others

The “Offices and Other Rental Properties” segment is renamed “Offices” and will exclusively include the results from the company’s six buildings. The other rental properties that were part of this segment were allocated to the “Sales and Developments” segment, which will include the results generated by these assets, as well as those from Land Reserves, Barter Agreements and Properties for Sale. Likewise, the “Others” segment is incorporated, which will group the results from investments in associates and foreign companies that were previously allocated in the “Corporate” and “International” segments. The “Shopping Malls” and “Hotels” segments did not undergo any changes.

Below is the segment information prepared as follows:

Agricultural business

•

Agricultural production: segment consists of planting, harvesting and sale of crops as wheat, corn, soybeans, cotton and sunflowers; the sale of grain derivatives, such as flour and oil, breeding, purchasing and/or fattening of free-range cattle for sale to meat processors and local livestock auction markets.; agricultural services; leasing of the Group's farms to third parties; and planting, harvesting and sale of sugarcane

•	Land transformation and sales: comprises gains from the disposal and development of farmlands activities.
•	Corporate: includes corporate expenses related to agricultural business.
•	Other segments: includes, principally, brokerage activities, among others.

Urban properties and investments business

•	Shopping Malls: includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
•	Offices: includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
•	Sales and developments: includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
•	Hotels: includes the operating results mainly comprised of room, catering and restaurant revenues.
•

Others: includes the entertainment activity through ALG Golf Center S.A., La Rural S.A. and Buenos Aires Convention Center (Concession), We Are Appa, investments in associates such as TGLT and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

•

Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method, the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•

Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Until September 2020, the Group reported its financial and equity performance separately in two operations centers. However, as detailed in Note 1, during the month of September 2020 the Group lost control over IDBD, therefore, the results corresponding to the Israel Operations Center have been reclassified to discontinued operations. As a consequence of the above, as of October 1, 2020, the Group reports its financial and equity performance under a single operations center. The information by segments of the previous years has been modified for the purposes of its comparability with the current year.

•	Operation Center in Israel, therefore, it only includes assets as of June 30, 2020.

The assets and services exchanged between the segments are calculated based on established prices. Transactions between segments are eliminated, if applicable.

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2022:

	06.30.2022
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	64,408	25,593	90,001	(233)	6,725	(643)	95,850
Costs	(57,652)	(5,350)	(63,002)	91	(6,874)	-	(69,785)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,204	-	18,204	-	-	192	18,396
Changes in the net realizable value of agricultural products after harvest	(1,998)	-	(1,998)	-	-	-	(1,998)
Gross profit	22,962	20,243	43,205	(142)	(149)	451)	42,463
Net gain from fair value adjustment of investment properties	2,460	12,801	15,261	1,322	-	-	16,583
Gain from disposal of farmlands	5,505	-	5,505	-	-	-	5,505
General and administrative expenses	(3,788)	(5,367)	(9,155)	27	-	81	(9,047)
Selling expenses	(5,480)	(2,241)	(7,721)	5	-	375	(7,341)
Other operating results, net	(838)	28	(810)	-	56	(11)	(765)
Management fees	-	-	-	-	(4,169)	-	(4,169)
Profit from operations	20,821	25,464	46,285	1,212	(4,262)	(6)	43,229
Share of profit of associates and joint ventures	162	466	628	(821)	-	(2)	(195)
Segment profit	20,983	25,930	46,913	391	(4,262)	(8)	43,034

Reportable assets	91,178	325,941	417,119	(1,902)	-	114,010	529,227
Reportable liabilities	-	-	-	-	-	(322,438)	(322,438)
Net reportable assets	91,178	325,941	417,119	(1,902)	-	(208,428)	206,789

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2021:

	06.30.2021
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	48,813	16,585	65,398	(82)	4,828	(597)	69,547
Costs	(44,725)	(5,654)	(50,379)	115	(5,215)	-	(55,479)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	23,412	-	23,412	-	-	311	23,723
Changes in the net realizable value of agricultural products after harvest	(967)	-	(967)	-	-	-	(967)
Gross profit	26,533	10,931	37,464	33	(387)	(286)	36,824
Net gain/ (loss) from fair value adjustment of investment properties	9,035	(12,520)	(3,485)	(198)	-	-	(3,683)
Gain from disposal of farmlands	2,148	-	2,148	-	-	-	2,148
General and administrative expenses	(3,570)	(5,075)	(8,645)	21	-	151	(8,473)
Selling expenses	(4,500)	(2,478)	(6,978)	35	-	143	(6,800)
Other operating results, net	(3,621)	(257)	(3,878)	(33)	176	(7)	(3,742)
Profit/ (loss) from operations	26,025	(9,399)	16,626	(142)	(211)	1	16,274
Share of loss of associates and joint ventures	(95)	(6,541)	(6,636)	(631)	-	(6)	(7,273)
Segment profit/ (loss)	25,930	(15,940)	9,990	(773)	(211)	(5)	9,001

Reportable assets	107,811	339,767	447,578	(2,433)	-	111,038	556,183
Reportable liabilities	-	-	-	-	-	(382,537)	(382,537)
Net reportable assets	107,811	339,767	447,578	(2,433)	-	(271,499)	173,646

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2020:

	06.30.2020
	Agricultural business (I)	Urban property and investment business (II)	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	49,337	27,434	-	27,434	76,771	(150)	7,638	(2,015)	82,244
Costs	(41,022)	(6,786)	-	(6,786)	(47,808)	131	(7,954)	-	(55,631)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	6,436	-	-	-	6,436	-	-	333	6,769
Changes in the net realizable value of agricultural products after harvest	1,617	-	-	-	1,617	-	-	-	1,617
Gross profit	16,368	20,648	-	20,648	37,016	(19)	(316)	(1,682)	34,999
Net gain from fair value adjustment of investment properties	1,921	82,423	-	82,423	84,344	(647)	-	-	83,697
Gain from disposal of farmlands	2,065	-	-	-	2,065	-	-	-	2,065
General and administrative expenses	(3,084)	(5,521)	-	(5,521)	(8,605)	35	-	130	(8,440)
Selling expenses	(5,012)	(3,032)	-	(3,032)	(8,044)	41	-	50	(7,953)
Other operating results, net	3,901	28	-	28	3,929	44	149	(22)	4,100
Management fees	-	-	-	-	-	-	(518)	-	(518)
Profit/ (loss) from operations	16,159	94,546	-	94,546	110,705	(546)	(685)	(1,524)	107,950
Share of profit / (loss) of associates and joint ventures	303	17,367	-	17,367	17,670	414	-	52	18,136
Segment profit/ (loss)	16,462	111,913	-	111,913	128,375	(132)	(685)	(1,472)	126,086

Reportable assets	91,304	389,132	1,105,190	1,494,322	1,585,626	(1,653)	-	107,976	1,691,949
Reportable liabilities	-	-	(984,847)	(984,847)	(984,847)	-	-	2,375,928	1,391,081
Net reportable assets	91,304	389,132	120,343	509,475	600,779	(1,653)	-	2,483,904	3,083,030

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(ii)

Includes ARS (149), ARS (387) and ARS (316) corresponding to Expenses and FPC as of June 30, 2022, 2021 and 2020, respectively, and ARS 4,169 and ARS 518 to management fees, as of June 30, 2022 and 2020.

(iii)

Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 8, ARS 23 and ARS 43, as of June 30, 2022, 2021 and 2020, respectively.

(I) Agriculture line of business

The following tables present the reportable segments of the agriculture line of business:

	06.30.2022
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	51,070	-	-	13,338	64,408
Costs	(47,873)	(48)	-	(9,731)	(57,652)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,204	-	-	-	18,204
Changes in the net realizable value of agricultural products after harvest	(1,998)	-	-	-	(1,998)
Gross profit / (loss)	19,403	(48)	-	3,607	22,962
Net gain from fair value adjustment of investment properties	-	2,460	-	-	2,460
Gain from disposal of farmlands	-	5,505	-	-	5,505
General and administrative expenses	(2,264)	(8)	(739)	(777)	(3,788)
Selling expenses	(4,358)	(189)	-	(933)	(5,480)
Other operating results, net	(2,097)	1,071	-	188	(838)
Profit / (loss) from operations	10,684	8,791	(739)	2,085	20,821
Share of profit of associates and joint ventures	108	-	-	54	162
Segment profit / (loss)	10,792	8,791	(739)	2,139	20,983

Investment properties	-	13,672	-	-	13,672
Property, plant and equipment	46,616	276	-	212	47,104
Investments in associates	999	-	-	748	1,747
Other reportable assets	21,519	-	-	7,136	28,655
Reportable assets	69,134	13,948	-	8,096	91,178

 From all of the Group’s revenues corresponding to Agricultural Business, ARS 32,291 are originated in Argentina and ARS 32,117 in other countries, principally in Brazil for ARS 29,665. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 30,876 are located in Argentina and ARS 60,302 in other countries, principally in Brazil.

	06.30.2021
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	39,961	-	-	8,852	48,813
Costs	(38,561)	(59)	-	(6,105)	(44,725)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	23,412	-	-	-	23,412
Changes in the net realizable value of agricultural products after harvest	(967)	-	-	-	(967)
Gross profit / (loss)	23,845	(59)	-	2,747	26,533
Net gain from fair value adjustment of investment properties	-	9,035	-	-	9,035
Gain from disposal of farmlands	-	2,148	-	-	2,148
General and administrative expenses	(2,250)	(8)	(720)	(592)	(3,570)
Selling expenses	(3,837)	(2)	-	(661)	(4,500)
Other operating results, net	(6,856)	2,871	-	364	(3,621)
Profit / (loss) from operations	10,902	13,985	(720)	1,858	26,025
Share of profit/ (loss) of associates and joint ventures	98	-	-	(193)	(95)
Segment profit / (loss)	11,000	13,985	(720)	1,665	25,930

Investment properties	-	18,040	-	-	18,040
Property, plant and equipment	54,001	435	-	151	54,587
Investments in associates	981	-	-	357	1,338
Other reportable assets	28,122	-	-	5,724	33,846
Reportable assets	83,104	18,475	-	6,232	107,811

From all of the Group’s revenues corresponding to Agricultural Business, ARS 26,438 are originated in Argentina and ARS 22,375 in other countries, principally in Brazil for ARS 21,375. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 33,538 are located in Argentina and ARS 74,273 in other countries, principally in Brazil.

	06.30.2020
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	42,329	-	-	7,008	49,337
Costs	(36,145)	(62)	-	(4,815)	(41,022)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	6,436	-	-	-	6,436
Changes in the net realizable value of agricultural products after harvest	1,617	-	-	-	1,617
Gross profit / (loss)	14,237	(62)	-	2,193	16,368
Net gain from fair value adjustment of investment properties	-	1,921	-	-	1,921
Gain from disposal of farmlands	-	2,065	-	-	2,065
General and administrative expenses	(2,369)	(7)	(417)	(291)	(3,084)
Selling expenses	(4,470)	(2)	-	(540)	(5,012)
Other operating results, net	1,121	2,369	-	411	3,901
Profit / (loss) from operations	8,519	6,284	(417)	1,773	16,159
Share of profit of associates and joint ventures	131	-	-	172	303
Segment profit / (loss)	8,650	6,284	(417)	1,945	16,462

Investment properties	-	10,170	-	-	10,170
Property, plant and equipment	51,443	441	-	137	52,021
Investments in associates	1,032	-	-	719	1,751
Other reportable assets	17,937	815	-	8,610	27,362
Reportable assets	70,412	11,426	-	9,466	91,304

From all of the Group’s revenues corresponding to Agricultural Business, ARS 29,405 are originated in Argentina and ARS 19,932 in other countries, principally in Brazil for ARS 17,927. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 32,682 are located in Argentina and ARS 58,622 in other countries, principally in Brazil for ARS 46.581.

(II) Urban properties and investments line of business

 Below is a summarized analysis of the urban properties and investments line of business for the fiscal years ended June 30, 2022, 2021 and 2020:

	06.30.2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	17,334	3,041	746	4,300	172	25,593
Costs	(1,495)	(293)	(581)	(2,473)	(508)	(5,350)
Gross profit / (loss)	15,839	2,748	165	1,827	(336)	20,243
Net gain/(loss) from fair value adjustment of investment properties	553	(5,264)	17,452	-	60	12,801
General and administrative expenses	(2,862)	(381)	(1,058)	(730)	(336)	(5,367)
Selling expenses	(847)	(77)	(922)	(340)	(55)	(2,241)
Other operating results, net	(142)	(23)	(48)	(59)	300	28
Profit / (Loss) from operations	12,541	(2,997)	15,589	698	(367)	25,464
Share of profit of associates and joint ventures	-	-	-	-	466	466
Segment profit / (loss)	12,541	(2,997)	15,589	698	99	25,930

Investment and trading properties	91,770	66,860	139,307	-	430	298,367
Property, plant and equipment	261	4,177	2,382	4,439	1,072	12,331
Investment in associates and joint ventures	-	-	-	-	11,578	11,578
Other reportable assets	186	159	2,984	60	276	3,665
Reportable assets	92,217	71,196	144,673	4,499	13,356	325,941

From all the revenues, ARS 25,579 are originated in Argentina, and ARS 14 in the U.S. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 324,005 are located in Argentina and ARS 1,936 in other countries, principally in USA for ARS 296 and Uruguay for ARS 1,630.

	06.30.2021
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	8,727	4,401	1,271	1,510	676	16,585
Costs	(1,428)	(236)	(1,373)	(1,746)	(871)	(5,654)
Gross profit / (loss)	7,299	4,165	(102)	(236)	(195)	10,931
Net (loss) / gain from fair value adjustment of investment properties	(33,349)	9,235	11,538	-	56	(12,520)
General and administrative expenses	(2,348)	(713)	(1,164)	(699)	(151)	(5,075)
Selling expenses	(740)	(307)	(1,145)	(231)	(55)	(2,478)
Other operating results, net	(207)	(8)	(8)	(20)	(14)	(257)
(Loss) / Profit from operations	(29,345)	12,372	9,119	(1,186)	(359)	(9,399)
Share of loss of associates and joint ventures	-	-	(26)	-	(6,515)	(6,541)
Segment (loss)/ profit	(29,345)	12,372	9,093	(1,186)	(6,874)	(15,940)

Investment and trading properties	89,070	118,827	102,415	-	420	310,732
Property, plant and equipment	395	3,367	2,143	4,223	349	10,477
Investment in associates and joint ventures	-	-	-	-	14,611	14,611
Other reportable assets	189	161	3,271	48	278	3,947
Reportable assets	89,654	122,355	107,829	4,271	15,658	339,767

From all the revenues, included in the segments corresponding to the business of urban properties and investments ARS 15,968 are originated in Argentina and ARS 617 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 335,115 are located in Argentina and ARS 4,658 in other countries, principally in USA for ARS 3,329 and Uruguay for ARS 1,329.

	06.30.2020
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	14,569	5,616	2,025	4,978	246	27,434
Costs	(1,401)	(209)	(1,873)	(3,064)	(239)	(6,786)
Gross profit	13,168	5,407	152	1,914	7	20,648
Net (loss) / gain from fair value adjustment of investment properties	(5,185)	54,723	33,224	-	(339)	82,423
General and administrative expenses	(2,044)	(601)	(1,217)	(897)	(762)	(5,521)
Selling expenses	(1,751)	(185)	(502)	(566)	(28)	(3,032)
Other operating results, net	42	(20)	(111)	(49)	166	28
Profit / (Loss) from operations	4,230	59,324	31,546	402	(956)	94,546
Share of profit of associates and joint ventures	-	-	-	-	17,367	17,367
Segment profit	4,230	59,324	31,546	402	16,411	111,913

Investment and trading properties	120,956	147,513	86,036	-	941	355,446
Property, plant and equipment	456	128	2,359	4,786	396	8,125
Investment in associates and joint ventures	-	-	1,310	-	21,532	22,842
Other reportable assets	192	224	1,935	64	304	2,719
Reportable assets	121,604	147,865	91,640	4,850	23,173	389,132

From all the revenues included in the segments corresponding to the business of urban properties and investments ARS 27,406 and ARS 28 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 382,022 are located in Argentina and ARS 7,110 in other countries, principally in USA for ARS 5,692 and Uruguay for ARS 1,418.